LEASE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As at	Total
Balance at December 31, 2022	$378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange translation	3,464
Balance at December 31, 2023	790,023
Interest expense	20,323
Lease payments	(101,440)
Foreign exchange translation	(1,064)
Balance at March 31, 2024	$707,842

Which consists of:

	March 31, 2024	December 31, 2023
Current lease liability	$316,931	$362,001
Non-current lease liability	390,911	428,022
Ending balance	$707,842	$790,023

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	Total
Less than one year	$372,356
One to three years	334,746
Four to five years	114,937
Total undiscounted lease liabilities	822,039
Amount representing interest	(114,197)
$707,842